Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	(in thousands) December 31,
	2015	2014
Land and improvements	$585,057	$576,511
Buildings and improvements	1,033,610	1,018,342
Machinery and equipment	10,229,602	10,080,640
Proved oil and gas properties	586,362	584,466
Construction in process and equipment deposits	197,278	193,594

	12,631,909	12,453,553
Less accumulated depreciation	(7,740,756)	(7,165,914)

	$4,891,153	$5,287,639